Leases (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease expense	$ 28,667	$ 28,667	$ 114,669	$ 106,430
Short term lease cost	7,728	0	75,270	48,423
Measurement of operating lease liabilities	28,644	27,280	111,395	120,976
Operating lease liabilities cash paid	$ 26,638	$ 24,088	$ 100,357	$ 113,791
Weighted average discount rate	5.00%		5.00%
Weighted average remaining term	1 year 3 months 29 days		1 year 6 months 18 days